Annual Total Returns- JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares) [BarChart] - Academy Shares - JPMorgan U.S. Treasury Plus Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.19%	0.73%	1.70%	2.04%	0.35%